PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                             PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .....................   1
Statement of Operations ...................................................   2
Statements of Changes in Members' Capital .................................   3
Notes to Financial Statements .............................................   4
Schedule of Portfolio Investments .........................................   11

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $71,883,988)          $   41,754,239
Cash and cash equivalents                                            7,041,020
Receivables:
  Investments sold, not settled                                      2,139,932
  Dividends                                                             18,207
  Interest                                                               3,603
  Due from broker                                                        1,620
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        50,958,621
-------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                               13,026,120
  Investments purchased, not settled                                   545,908
  Management fee                                                        58,908
  Administration fee                                                    20,929
  Professional fees                                                     41,659
  Miscellaneous                                                         27,710
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   13,721,234
-------------------------------------------------------------------------------

NET ASSETS                                                      $   37,237,387
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $   67,367,136
Accumulated net unrealized depreciation on investments             (30,129,749)
-------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                $   37,237,387
-------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   1

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2002

--------------------------------------------------------------------------------


INVESTMENT INCOME


  Dividends                                                       $     172,880
  Interest                                                               15,253
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 188,133
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        391,267
  Administration fee                                                     40,124
  Professional fees                                                      55,989
  Custody fee                                                            41,713
  Miscellaneous                                                          40,031
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                569,124

  Interest expense                                                       15,001
  Dividend Expense                                                        1,083
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          585,208
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (397,075)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
         FROM INVESTMENTS

Net realized loss from investments                                  (44,086,183)
Change in net unrealized depreciation from investments               21,306,930
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                   (22,779,253)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                  $ (23,176,328)
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   2

                                                                               PW ASPEN FUND, L.L.C.
                                                             STATEMENT OF CHANGES IN MEMBERS CAPITAL

----------------------------------------------------------------------------------------------------



                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2002           YEAR ENDED
                                                                (UNAUDITED)        DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------
FROM OPERATIONS

  Net investment loss                                         $   (397,075)         $  (1,153,345)
  Net realized loss from investments                           (44,086,183)           (38,386,406)
  Change in net unrealized appreciation(depreciation)
         from investments                                       21,306,930              7,248,361
----------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                               (23,176,328)           (32,291,390)
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                               111,550              3,408,500

  Member withdrawals                                           (13,026,120)           (25,773,452)

  Offering costs                                                      (723)                (8,514)
----------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                             (12,915,293)           (22,373,466)
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                         73,329,008            127,993,864
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                             $ 37,237,387          $  73,329,008
----------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   3

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


1.  ORGANIZATION

    PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

    The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002, December 31, 2001 and 2000 was $401,512, $582,819 and $777,299,
    respectively.

    Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2002 were fair valued.

    Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

    All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

    On occasion, the values of such foreign securities and exchange rates may be
    affected   by   significant   events   occurring   between  the  time  which
    determination of such values or exchange rates are made and

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

    Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U. S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

    C.  FUND COSTS

    The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.  USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to MALLC.

    UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

    The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

    The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the six months ended June 30, 2002 or for the year ended December 31, 2001. For Members which were not in the Fund for twelve months as of June 30, 2002 or December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

    Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,500.

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2002, amounted to $53,411,581 and $78,427,985 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $12,766,043 and $12,711,699, respectively, and purchases and sales of options amounting to $6,575,381 and $5,803,460, respectively.

    At June 30, 2002, the cost of investments for Federal Income Tax purposes was substantially the same as cost for financial reporting purposes. Accumulated net unrealized depreciation from investments was $30,129,749, which consists of $1,023,971 gross unrealized appreciation and $31,153,720 gross unrealized depreciation.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


5.  SHORT-TERM BORROWINGS

    The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the Fund's average interest rate paid on borrowings was 2.81% per annum and the average borrowings outstanding were $1,078,458. The Fund had no borrowings outstanding at June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

    In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

    Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

    Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The Fund had no securities sold, not yet purchased at June 30, 2002. During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


7.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                              PERIOD FROM NOVEMBER
                                                       SIX MONTHS ENDED                                      22, 1999 (COMMENCEMENT
                                                        JUNE  30, 2002          YEAR ENDED DECEMBER 31,      OF OPERATIONS) THROUGH
                                                         (UNAUDITED)             2001           2000           DECEMBER 31, 1999
                                                         -----------             ----           ----           -----------------
Ratio of net investment loss to average net assets         (1.25)%*            (1.07)%         (1.18)%                (6.22)%*
Ratio of total expenses to average net assets                1.84%*              1.59%           1.77%                  7.75%*
Portfolio turnover rate                                     54.56%              63.30%          92.75%                  5.13%
Total return                                              (31.57)%**          (25.97)%**      (44.03)%**               23.90%**
Average debt ratio                                           1.68%               0.11%           0.32%                  2.42%
Net asset value at end of period                          $37,237,387         $73,329,008     $127,993,864          $48,588,864

 *    Annualized.
** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

            COMMON STOCK (109.71%)
            ----------------------
            AEROSPACE/DEFENSE (1.23%)
  6,588     Lockheed Martin Corp.                               $       457,866
                                                                ---------------
            APPLICATIONS SOFTWARE (2.01%)
 13,649     Microsoft Corp.*                                            746,600
                                                                ---------------
            AUTO - CARS/LIGHT TRUCKS (0.18%)
  6,478     General Motors Corp. - Hughes Electronics*                   67,371
                                                                ---------------
            B2B/E-COMMERCE (0.42%)
 10,995     FreeMarkets, Inc.*                                          155,359
                                                                ---------------
            BEVERAGES - NON-ALCOHOLIC (2.73%)
 23,843     Coca-Cola Enterprises, Inc.                                 526,453
 15,923     The Pepsi Bottling Group, Inc.                              490,428
                                                                ---------------
                                                                      1,016,881
                                                                ---------------
            BROADCAST SERVICES/PROGRAMMING (18.00%)
115,057     Fox Entertainment Group, Inc., Class A*                   2,502,490
410,796     Liberty Media Corp., Class A*                             4,107,960
 34,066     UnitedGlobalCom, Inc., Class A*                              93,682
                                                                ---------------
                                                                      6,704,132
                                                                ---------------
            CABLE TELEVISION (19.60%)
 12,571     Charter Communications, Inc., Class A*                       51,290
 40,076     Comcast Corp., Class A*                                     969,839
104,038     Comcast Corp., Special Class A*                           2,480,266
 95,660     Cox Communications, Inc., Class A*                        2,635,433
 49,490     USA Interactive*                                          1,160,541
                                                                ---------------
                                                                      7,297,369
                                                                ---------------
            CELLULAR TELECOMMUNICATIONS (0.56%)
 46,527     Sprint Corp. (PCS Group)*                                   207,976
                                                                ---------------


   The preceding notes are an integral part of these financial statements.    11

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------
            COMPUTERS (4.22%)
 60,182     Dell Computer Corp.*                                $     1,573,157
                                                                ---------------
            COMPUTERS-MEMORY DEVICES (1.14%)
 14,380     EMC Corp.*                                                  108,569
 16,048     VERITAS Software Corp.*                                     317,590
                                                                ---------------
                                                                        426,159
                                                                ---------------
            DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (4.91%)
115,236     Cendant Corp.*                                            1,829,948
                                                                ---------------
            E-COMMERCE/PRODUCTS (1.30%)
 29,776     Amazon.com, Inc.*                                           483,860
                                                                ---------------
            E-COMMERCE/SERVICES (3.71%)
  7,482     eBay, Inc.*                                                 461,035
  8,147     Expedia, Inc., Class A*                                     483,036
 44,485     HomeStore.com, Inc.*                                         64,058
 19,993     Ticketmaster, Class B*                                      374,069
                                                                ---------------
                                                                      1,382,198
                                                                ---------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.19%)
  3,141     Xilinx, Inc.*                                                70,453
                                                                ---------------
            ENTERPRISE SOFTWARE/SERVICES (1.35%)
 52,906     BEA Systems, Inc.*                                          503,136
                                                                ---------------
            FINANCE - CREDIT CARD (1.59%)
 13,239     American Express Co.                                        480,840
  3,402     MBNA Corp.                                                  112,504
                                                                ---------------
                                                                        593,344
                                                                ---------------

   The preceding notes are an integral part of these financial statements.    12

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            ------------------------
            FINANCE-INVEST BANKER/BROKER (6.05%)
 21,927     Goldman Sachs Group, Inc.                           $     1,608,345
 14,970     Morgan Stanley Dean Witter & Co.                            644,908
                                                                ---------------
                                                                      2,253,253
                                                                ---------------
            INTERNET BROKERS (0.98%)
 32,489     Charles Schwab Corp.                                        363,877
                                                                ---------------
            INTERNET INFRASTRUCTURE SOFTWARE (0.20%)
 13,287     Openwave Systems, Inc.*                                      74,540
                                                                ---------------
            INTERNET SECURITY (0.79%)
 21,598     Check Point Software Technologies, Ltd.*                    292,869
                                                                ---------------
            LIFE/HEALTH INSURANCE (1.54%)
  1,526     AmerUs Group Co.                                             56,615
 16,635     Principal Financial Group, Inc.*                            515,685
                                                                ---------------
                                                                        572,300
                                                                ---------------
            METAL-DIVERSIFIED (0.56%)
 11,608     Freeport-McMoran Copper & Gold, Inc. Cl-B*                  207,203
                                                                ---------------
            MULTIMEDIA (9.06%)
123,519     AOL Time Warner, Inc.*                                    1,816,964
 88,381     Gemstar-TV Guide International, Inc.*                       476,374
 22,412     The News Corp., Ltd. - ADR                                  513,907
 29,992     The Walt Disney Co.*                                        566,849
                                                                ---------------
                                                                      3,374,094
            NETWORKING PRODUCTS (1.74%)
 46,365     Cisco Systems, Inc.*                                        646,792
                                                                ---------------
            REITS - DIVERSIFIED (3.70%)
 29,800     Vornado Realty Trust                                      1,376,760
                                                                ---------------

   The preceding notes are an integral part of these financial statements.    13

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            ------------------------
            REITS - OFFICE PROPERTY (2.74%)
 25,583     Boston Properties, Inc.                             $     1,022,041
                                                                ---------------
            REITS - REGIONAL MALLS (0.27%)
  3,006     The Rouse Co.                                                99,198
                                                                ---------------
            REAL ESTATE MANAGEMENT SERVICE (0.40%)
  4,300     LNR Property Corp.                                          148,350
                                                                ---------------
            RETAIL-AUTOMOBILE (1.63%)
 21,251     Autonation, Inc.*                                           308,140
 14,268     United Auto Group, Inc.*                                    298,201
                                                                ---------------
                                                                        606,341
                                                                ---------------
            RETAIL - CONSUMER ELECTRONICS (0.50%)
  8,671     Circuit City Stores, Inc. - Carmax Group*                   187,727
                                                                ---------------
            RETAIL - DISCOUNT (1.60%)
 13,022     Target Corp.                                                496,138
  1,835     Wal-Mart Stores, Inc.                                       100,943
                                                                ---------------
                                                                        597,081
                                                                ---------------
            RETAIL - REGIONAL DEPARTMENT STORES (1.85%)
  9,816     Kohls Corp.*                                                687,905
                                                                ---------------
            RETAIL - RESTAURANTS (0.73%)
 10,957     Starbucks Corp.*                                            272,281
                                                                ---------------
            STOCK INDEX FUND (0.41%)
 18,299     iShares MSCI Japan*                                         154,261
                                                                ---------------
            TELECOMMUNICATIONS EQUIPMENT (6.36%)
 18,023     Lucent Technologies, Inc.*                                   29,918
 85,010     QUALCOMM, Inc.*                                           2,336,925
                                                                ---------------
                                                                      2,366,843
                                                                ---------------

   The preceding notes are an integral part of these financial statements.    14

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            ------------------------
            TELECOMMUNICATIONS SERVICES (0.35%)
 24,725     GT Group Telecom, Inc., Class B*                    $         1,484
  2,225     SK Telecom Co. Ltd. - ADR                                    55,158
 43,021     Time Warner Telecom, Inc., Class A*                          72,275
                                                                ---------------
                                                                        128,917
                                                                ---------------
            TELEPHONE - INTEGRATED (0.00%)
      1     NTL, Inc.*                                                        0
                                                                ---------------
            TELEVISION (2.28%)
 27,086     Univision Communications, Inc., Class A*                    850,500
                                                                ---------------
            TRAVEL SERVICES (0.30%)
  2,650     Hotels.Com*                                                 111,910
                                                                ---------------
            WEB PORTALS/ISP (2.53%)
103,196     America Online Latin America, Inc., Class A*                 66,045
  3,023     Overture Services, Inc.*                                     73,761
 54,332     Yahoo!, Inc.*                                               801,940
                                                                ---------------
                                                                        941,746
                                                                ---------------
            TOTAL COMMON STOCK (COST $70,390,693)                    40,852,598
                                                                ---------------
            PREFERRED STOCK (1.29%)
            -----------------------
            MULTIMEDIA (1.29%)
 24,332     The News Corp., Ltd. - ADR                                  480,557
                                                                ---------------
            TOTAL PREFERRED STOCK (COST $999,161)                       480,557
                                                                ---------------
            CALL OPTIONS (0.21%)
            --------------------
            AUTO - CARS/LIGHT TRUCKS (0.08%)
     30     General Motors Corp.-Hughes Electronics.,
              09/21/02, $10                                               6,600
    150     General Motors Corp.-Hughes Electronics.,
              07/20/02, $10                                              24,000
                                                                ---------------
                                                                         30,600
                                                                ---------------


  The preceding notes are an integral part of these financial statements.     15

                                                              PW ASPEN FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------

            CALL OPTIONS (CONTINUED)
            ------------------------
            TELECOMMUNICATIONS EQUIPMENT (0.13%)
      42    QUALCOMM, Inc., 07/20/02, $22.5                     $        25,200
      66    QUALCOMM, Inc., 07/20/02, $25                                23,100
                                                                ---------------
                                                                         48,300
                                                                ---------------
            TOTAL CALL OPTIONS (COST $130,194)                           78,900
                                                                ---------------
            PUT OPTIONS (0.36%)
            -------------------
            FINANCE-INVEST BANKER/BROKER (0.18%)
      90    JP Morgan Chase Co., 07/20/02, $40                           64,800
                                                                ---------------
            STOCK INDEX (0.18%)
     120    S&P 100 Index, 07/20/02, $470                                68,400
                                                                ---------------
            TOTAL PUT OPTIONS (COST $141,930)                           133,200
                                                                ---------------


   PAR
--------

            CORPORATE BONDS (0.56%)
            -----------------------
            E-COMMERCE/PRODUCTS (0.08%)
$ 48,000    Amazon.com, Inc., 4.75%                                      31,320
                                                                ---------------
            ENTERPRISE SOFTWARE/SERVICES (0.48%)
 219,000    Beas Systems Inc., 4%, 12/15/06,
            (convertible/callable 12/05/04 @ $101.14)                   177,664
                                                                ---------------
            TOTAL CORPORATE BONDS (COST $222,010)                       208,984
                                                                ---------------
     TOTAL INVESTMENTS - 112.13% (Cost $71,883,988)                  41,754,239
                                                                ---------------
     LIABILITIES IN EXCESS OF OTHER ASSETS - (12.13%)                (4,516,852)
                                                                ---------------
                                                                $    37,237,387
                                                                ===============
     TOTAL NET ASSETS - 100.00%

*  Non-income producing security




  The preceding notes are an integral part of these financial statements.     16

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